Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

Financial Instruments
Risk Management
Currency Risk. The Company uses currency exchange contracts to manage its exposure to changes in currency exchange rates associated with its non-U.S.-dollar denominated receivables and forecasted royalties and forecasted earnings of non-U.S. subsidiaries. The Company primarily hedges a portion of its current-year currency exposure to the Australian, Canadian and New Zealand dollars, the Euro, the British pound sterling and certain other currencies. The majority of forward contracts do not qualify for hedge accounting treatment. The fluctuations in the value of these forward contracts do, however, largely offset the impact of changes in the value of the underlying risk they economically hedge. Forward contracts used to hedge forecasted third-party receipts and disbursements up to 12 months are designated and do qualify as cash flow hedges.
The Company has designated its 6% Euro-denominated notes as a hedge of its net investment in Euro-denominated foreign operations. For the years ended December 31, 2014 and 2013, the Company has recorded a $46 million gain, net of tax, and a $11 million loss, net of tax, respectively, in accumulated other comprehensive income (loss).
The amount of gains or losses reclassified from other comprehensive income (loss) to earnings resulting from ineffectiveness or from excluding a component of the hedges’ gain or loss from the effectiveness calculation for cash flow and net investment hedges during 2014, 2013 and 2012 was not material, nor is the amount of gains or losses the Company expects to reclassify from accumulated other comprehensive income (loss) to earnings over the next 12 months.
Interest Rate Risk. The Company uses various hedging strategies including interest rate swaps and interest rate caps to create an appropriate mix of fixed and floating rate assets and liabilities. The after-tax amount of gains or losses reclassified from accumulated other comprehensive income (loss) to earnings resulting from ineffectiveness for 2014, 2013 and 2012 was not material to the Company’s results of operations. The Company expects $8 million of losses currently deferred in accumulated other comprehensive income (loss) to be recognized in earnings during 2015.
Commodity Risk. The Company periodically enters into derivative commodity contracts to manage its exposure to changes in the price of gasoline. These instruments were designated as freestanding derivatives and the changes in fair value are recorded in the Company’s consolidated results of operations.
Credit Risk and Exposure. The Company is exposed to counterparty credit risks in the event of nonperformance by counterparties to various agreements and sales transactions. The Company manages such risk by evaluating the financial position and creditworthiness of such counterparties and by requiring collateral in certain instances in which financing is provided. The Company mitigates counterparty credit risk associated with its derivative contracts by monitoring the amount for which it is at risk with each counterparty, periodically evaluating counterparty creditworthiness and financial position, and where possible, dispersing its risk among multiple counterparties.
There were no significant concentrations of credit risk with any individual counterparties or groups of counterparties at December 31, 2014 or 2013, other than (i) risks related to the Company’s repurchase and guaranteed depreciation agreements with domestic and foreign car manufacturers, including Ford, General Motors, Chrysler, Peugeot, Volkswagen, Kia, Fiat, Toyota, Mercedes, Volvo, and BMW, and primarily with respect to receivables for program cars that were disposed but for which the Company has not yet received payment from the manufacturers (see Note 2—Summary of Significant Accounting Policies), (ii) receivables from Realogy and Wyndham related to certain contingent, income tax and other corporate liabilities assumed by Realogy and Wyndham in connection with their disposition and (iii) risks related to leases which have been assumed by Realogy, Wyndham or Travelport but of which the Company is a guarantor. Concentrations of credit risk associated with trade receivables are considered minimal due to the Company’s diverse customer base. The Company does not normally require collateral or other security to support credit sales.
Fair Value
Derivative instruments and hedging activities
As described above, derivative assets and liabilities consist principally of currency exchange contracts, interest rate swaps, interest rate contracts and commodity contracts.
The Company held derivative instruments with absolute notional values as follows:

	As of December 31,
	2014	2013
Interest rate caps (a)	$8,333	$8,924
Interest rate swaps	1,592	850
Foreign exchange contracts	493	1,014

Commodity contracts (millions of gallons of unleaded gasoline)	—	8
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(a)
Represents $6.2 billion of interest rate caps sold, partially offset by approximately $2.1 billion of interest rate caps purchased at December 31, 2014 and $7.1 billion of interest rate caps sold, partially offset by approximately $1.8 billion of interest rate caps purchased at December 31, 2013. These amounts exclude $4.2 billion and $5.2 billion of interest rate caps purchased by the Company’s Avis Budget Rental Car Funding subsidiary at December 31, 2014 and 2013, respectively.

Fair values (Level 2) of derivative instruments are as follows:

	As of December 31, 2014		As of December 31, 2013
	Fair Value, Asset Derivatives	Fair Value, Liability Derivatives	Fair Value, Asset Derivatives	Fair Value, Liability Derivatives
Derivatives designated as hedging instruments
Interest rate swaps (a)	$1	$3	$2	$1

Derivatives not designated as hedging instruments
Interest rate caps (b)	—	10	2	13
Interest rate swaps (a)	—	—	—	—
Foreign exchange contracts (c)	5	2	3	5
Commodity contracts (c)	—	1	—	—
Total	$6	$16	$7	$19
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Amounts in this table exclude derivatives issued by Avis Budget Rental Car Funding, as it is not consolidated by the Company; however, certain amounts related to the derivatives held by Avis Budget Rental Car Funding are included within accumulated other comprehensive income (loss), as discussed in Note 15—Stockholders’ Equity.

(a)	Included in other non-current assets or other non-current liabilities.

(b)	Included in assets under vehicle programs or liabilities under vehicle programs.

(c)	Included in other current assets or other current liabilities.

The effects of derivatives recognized in the Company’s Consolidated Financial Statements are as follows:

	Year Ended December 31,
	2014	2013	2012
Derivatives designated as hedging instruments
Interest rate swaps (a)	$(2)	$1	$13
Derivatives not designated as hedging instruments (b)
Foreign exchange contracts (c)	8	27	(31)
Interest rate caps (d)	(3)	4	(15)
Commodity contracts (e)	(3)	1	3
Total	$—	$33	$(30)
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(a)	Recognized, net of tax, as a component of accumulated other comprehensive income within stockholders’ equity.

(b)	Gains (losses) related to derivative instruments are expected to be largely offset by (losses) gains on the underlying exposures being hedged.

(c)
For the year ended December 31, 2014, included a $10 million gain included in interest expense and a $2 million loss included in operating expenses. For the year ended December 31, 2013, included a $20 million gain in interest expense and a $7 million gain included in operating expenses. For the year ended December 31, 2012, included a $32 million loss in interest expense and a $1 million gain in operating expenses.

(d)
For the year ended December 31, 2014, amounts are included in vehicle interest, net. For the year ended December 31, 2013, $1 million of expense is included in vehicle interest, net and a $5 million gain is included in interest expense. For the year ended December 31, 2012, amounts are included in vehicle interest, net.

(e)	Included in operating expenses.
Debt Instruments

The carrying amounts and estimated fair values (Level 2) of debt instruments are as follows:

	As of December 31, 2014		As of December 31, 2013
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Corporate debt
Short-term debt and current portion of long-term debt, excluding convertible debt	$28	$28	$23	$23
Long-term debt, excluding convertible debt	3,392	3,439	3,305	3,416
Convertible debt	—	—	66	159

Debt under vehicle programs
Vehicle-backed debt due to Avis Budget Rental Car Funding	$6,340	$6,407	$5,656	$5,732
Vehicle-backed debt	1,766	1,771	1,668	1,675
Interest rate swaps and interest rate caps (a)	10	10	13	13
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(a)	Derivatives in liability position.